Property, Plant and Equipment (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
As at September 30		$ 1,710,575	$ 1,999,979
As at August 31		2,269,820	1,710,575
Automotive [member]
Statement Line Items [Line Items]
As at September 30		226	231
As at August 31		19,940	226
Computer equipment [member]
Statement Line Items [Line Items]
As at September 30		13,172	17,059
As at August 31		157,268	13,172
Machinery [member]
Statement Line Items [Line Items]
As at September 30		123,412	157,490
As at August 31		85,845	123,412
Leasehold improvements [member]
Statement Line Items [Line Items]
As at September 30		38,476	21,073
As at August 31		117,584	38,476
Heap leach pads [member]
Statement Line Items [Line Items]
As at September 30		116,588	422,157
As at August 31			116,588
Processing plant [member]
Statement Line Items [Line Items]
As at September 30
As at August 31		1,679,782
Construction in progress [member]
Statement Line Items [Line Items]
As at September 30	[1]	1,418,701	1,381,969
As at August 31	[1]	209,401	1,418,701
Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 30		4,475,872	4,354,126
Additions		946,601	26,097
Disposals		(30,040)	(7,142)
Transfer
Foreign exchange		(118,304)	102,791
As at August 31		5,274,129	4,475,872
Gross carrying amount [member] | Automotive [member]
Statement Line Items [Line Items]
As at September 30		15,102	14,783
Additions		29,270
Disposals
Transfer
Foreign exchange		(655)	319
As at August 31		43,717	15,102
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
As at September 30		65,454	65,970
Additions		173,534	4,950
Disposals			(7,142)
Transfer
Foreign exchange		(5,693)	1,676
As at August 31		233,295	65,454
Gross carrying amount [member] | Machinery [member]
Statement Line Items [Line Items]
As at September 30		1,329,178	1,300,721
Additions		51,659
Disposals		(30,040)
Transfer
Foreign exchange		(34,945)	28,457
As at August 31		1,315,852	1,329,178
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
As at September 30		124,058	99,832
Additions		91,621	21,147
Disposals
Transfer
Foreign exchange		(4,903)	3,079
As at August 31		210,776	124,058
Gross carrying amount [member] | Heap leach pads [member]
Statement Line Items [Line Items]
As at September 30		1,523,379	1,490,851
Additions
Disposals
Transfer
Foreign exchange		(18,807)	32,528
As at August 31		1,504,572	1,523,379
Gross carrying amount [member] | Processing plant [member]
Statement Line Items [Line Items]
As at September 30
Additions
Disposals
Transfer		1,756,516
Foreign exchange
As at August 31		1,756,516
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
As at September 30	[1]	1,418,701	1,381,969
Additions	[1]	600,517
Disposals	[1]
Transfer		(1,756,516)
Foreign exchange	[1]	(53,301)	36,732
As at August 31	[1]	209,401	1,418,701
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 30		(2,765,297)	(2,354,147)
Depreciation expense		295,858	353,115
Disposals			5,214
Foreign exchange		(56,846)	63,249
As at August 31		(3,004,309)	(2,765,297)
Accumulated depreciation and amortisation [member] | Automotive [member]
Statement Line Items [Line Items]
As at September 30		14,876	14,552
Depreciation expense		9,351	12
Disposals
Foreign exchange		(450)	312
As at August 31		23,777	14,876
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Statement Line Items [Line Items]
As at September 30		52,282	48,911
Depreciation expense		25,259	7,191
Disposals			(5,214)
Foreign exchange		(1,514)	1,394
As at August 31		76,027	52,282
Accumulated depreciation and amortisation [member] | Machinery [member]
Statement Line Items [Line Items]
As at September 30		1,205,766	1,143,231
Depreciation expense		43,437	36,718
Disposals
Foreign exchange		(19,196)	25,817
As at August 31		1,230,007	1,205,766
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
As at September 30		85,582	78,759
Depreciation expense		9,373	4,956
Disposals
Foreign exchange		(1,763)	1,867
As at August 31		93,192	85,582
Accumulated depreciation and amortisation [member] | Heap leach pads [member]
Statement Line Items [Line Items]
As at September 30		1,406,791	1,068,694
Depreciation expense		130,252	304,238
Disposals
Foreign exchange		(32,471)	33,859
As at August 31		1,504,572	1,406,791
Accumulated depreciation and amortisation [member] | Processing plant [member]
Statement Line Items [Line Items]
As at September 30
Depreciation expense		78,186
Disposals
Foreign exchange		(1,452)
As at August 31		76,734
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Statement Line Items [Line Items]
As at September 30	[1]
Depreciation expense	[1]
Disposals	[1]
Foreign exchange	[1]
As at August 31	[1]

[1]	Construction in progress represents construction of the Company's processing plant.